Subsequent events (Details) € in Thousands, ¥ in Thousands														4 Months Ended	12 Months Ended
	Apr. 22, 2025 USD ($)	Apr. 10, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 28, 2025 USD ($)	Mar. 26, 2025 CNY (¥)	Mar. 21, 2025 USD ($)	Mar. 10, 2025 USD ($)	Feb. 26, 2025	Feb. 25, 2025 USD ($)	Feb. 21, 2025 USD ($)	Feb. 19, 2025 USD ($)	Feb. 12, 2025	Jan. 21, 2025 USD ($)	May 09, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 28, 2025 CNY (¥)	Mar. 12, 2025 CNY (¥)	Mar. 07, 2025 EUR (€)	Feb. 25, 2025 EUR (€)	Feb. 10, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Investment in Polestar Times Technology															$ 9,608,000	$ 29,400,000	$ 0
Proceeds from short-term borrowings															3,411,263,000	3,273,888,000	$ 2,150,955,000
Capital contribution commitments															$ 0	68,600
Polestar Times Technology
Disclosure of non-adjusting events after reporting period [line items]
Investment in Polestar Times Technology																$ 4,900,000
Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution commitments														$ 24,884
Working Capital Loan | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ¥																			¥ 255,000
Borrowings, interest rate																			4.00%
Borrowings, term												12 months
Revolving Credit Facility with SG Asset Finance | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ¥					¥ 150
Borrowings, interest rate					2.50%
Borrowings, term					12 months
Proceeds from short-term borrowings | ¥			¥ 150
Working Capital Loan With China CITIC Bank Shanghai Branch | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 210,000
Borrowings, interest rate				5.45%														5.45%
Borrowings, term				12 months
Working Capital Loan With Bank of China Shanghai Branch | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ¥																		¥ 800,000
Borrowings, interest rate				0.55%														0.55%
Borrowings, term				12 months
Banco Bilbao Vizcaya Argentaria, S.A. | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term									12 months
Banco Bilbao Vizcaya Argentaria, S.A. | Entering into significant commitments | EURIBOR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term								1 year
Banco Bilbao Vizcaya Argentaria, S.A. | Revolving Credit Facility | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 100,000	$ 300,000				$ 100,000	$ 300,000		$ 450,000	$ 50,000										€ 100,000		$ 150,000
Banco Bilbao Vizcaya Argentaria, S.A. | Revolving Credit Facility | Entering into significant commitments | EURIBOR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate								2.30%
Debt instrument, repayment period								90 days
Banco Bilbao Vizcaya Argentaria, S.A. | 1 Month Secured Overnight Financing Rate Plus 1.10% | Entering into significant commitments | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																						1.10%
Banco Bilbao Vizcaya Argentaria, S.A. | 3 Month Secured Overnight Financing Rate Plus 1% | Entering into significant commitments | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate										1.00%	1.00%
Debt instrument, repayment period										1 month	3 months		1 month
Banco Bilbao Vizcaya Argentaria, S.A. | 1 Month Secured Overnight Financing Rate Plus 1.7% | Entering into significant commitments | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	1.70%	1.70%				1.70%	1.70%
Debt instrument, repayment period	1 month	1 month				1 month	1 month
Banco Bilbao Vizcaya Argentaria, S.A. | Revolving Green Trade Facility | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 50,000
Banco Bilbao Vizcaya Argentaria, S.A. | Revolving Green Trade Facility | Entering into significant commitments | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate													1.00%
Standard Chartered Bank | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €																							€ 10,000
Standard Chartered Bank | Revolving Credit Facility | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 50,000			300,000						€ 130,000
Current borrowings														$ 75,000
Standard Chartered Bank | Revolving Credit Facility | Entering into significant commitments | EURIBOR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €																					€ 470,000
Standard Chartered Bank | Revolving Credit Facility | Entering into significant commitments | Secured Overnight Financing Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate														1.00%
Debt instrument, repayment period														1 month
ING Belgium SA/NV | Revolving Credit Facility | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €																					€ 90,000